UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:     Elliott Davis Investment Advisory Services, LLC
Address:  124 Verdae Blvd. Suite 504
          Greenville, SC 29607

Form 13F File Number: 28-14719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Allen Gillespie
Title: Chief Operating Officer
Phone: (864) 288-2849

Signature, Place, and Date of Signing:

/s/ Allen Gillespie            Greenvillle, SC         2/8/13
---------------------------   -------------------    --------------
[Signature]                   [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number Name

      28-_________ ________________________________________
      [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE



Report Summary:




Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           67
                                         -----------

Form 13F Information Table Value Total:       65,703
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


      No. Form 13F File Number Name

      ____ 28-_________ ________________________________________

      [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE
                               December 31, 2012

          COLUMN 1            COLUMN 2           COLUMN 3     COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8

                              TITLE OF                         VALUE    SHRS OR SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER           CLASS              CUSIP     (X*$1000)  PRN AMT PRN CALL DISCRETION MANAGERS  SOLE    SHARED   NONE
       --------------         --------             -----     ---------  ------- --- ---- ---------- --------  ----    ------   ----
AAR Corp SR Nt Cv             NOTE              000361 AH 8        48    48,000 PRN         SOLE                              48,000
ABBOTT LABORATORIES           COM               002824 10 0       201     3,064 SH          SOLE                               3,064
APPLE INC                     COM               037833 10 0       844     1,585 SH          SOLE                 201           1,384
AT&T INC                      COM               00206R 10 2       899    26,673 SH          SOLE                 299          26,374
BANK OF AMERICA CORPORATION   COM               060505 10 4       223    19,214 SH          SOLE               4,047          15,166
BOSTON SCIENTIFIC CORP        COM               101137 10 7       106    18,432 SH          SOLE               6,951          11,481
BRISTOL MYERS SQUIBB CO       COM               110122 10 8       249     7,639 SH          SOLE                 167           7,472
CAMERON INTERNATIONAL CORP    COM               13342B 10 5       247     4,368 SH          SOLE                               4,368
CATERPILLAR INC DEL           COM               149123 10 1       453     5,056 SH          SOLE               1,911           3,145
CHEVRON CORP NEW              COM               166764 10 0       609     5,627 SH          SOLE                 290           5,337
COCA COLA CO                  COM               191216 10 0       431    11,903 SH          SOLE                 784          11,119
DISNEY WALT CO                COM DISNEY        254687 10 6       320     6,427 SH          SOLE                 500           5,927
DUKE ENERGY CORP NEW          COM               26441C 10 5       870    13,643 SH          SOLE               4,134           9,509
EXXON MOBIL CORP              COM               30231G 10 2     1,189    13,742 SH          SOLE               1,946          11,796
FORD MTR CO DEL               COM PAR $0.01     345370 86 0       138    10,636 SH          SOLE               1,100           9,536
GENERAL ELECTRIC CO           COM               369604 10 3       667    31,772 SH          SOLE               3,748          28,024
GLEACHER & CO INC             COM               377341 10 2         9     9,000 SH          SOLE                   -           9,000
INTEL CORP                    COM               458140 10 0       376    18,235 SH          SOLE               5,197          13,038
INTERNATIONAL BUSINESS MACHS  COM               459200 10 1       409     2,136 SH          SOLE                 100           2,036
ISHARES TR                    DJ SEL DIV INX    464287 16 8     1,084    18,937 SH          SOLE                 967          17,970
ISHARES TR                    BARCLYS TIPS BD   464287 17 6     9,922    81,719 SH          SOLE              12,387          69,332
ISHARES TR                    MSCI EMERG MKT    464287 23 4       344     7,766 SH          SOLE               3,535           4,231
ISHARES TR                    IBOXX INV CPBD    464287 24 2       644     5,325 SH          SOLE                  57           5,268
ISHARES TR                    BARCLYS 7-10 YR   464287 44 0       711     6,612 SH          SOLE               2,181           4,431
ISHARES TR                    MSCI EAFE INDEX   464287 46 5       501     8,813 SH          SOLE                  50           8,763
ISHARES TR                    RUSSELL1000VAL    464287 59 8     1,104    14,164 SH          SOLE               1,137          14,027
ISHARES TR                    RUSSELL1000GRW    464287 61 4       602     9,197 SH          SOLE               1,162           8,035
ISHARES TR                    RUSL 2000 VALU    464287 63 0     1,762    23,330 SH          SOLE               2,814          20,516
ISHARES TR                    RUSL 2000 GROW    464287 64 8     1,645    17,264 SH          SOLE               2,812          14,452
ISHARES TR                    S&P CITINT TBD    464288 11 7       649     6,303 SH          SOLE               1,604           4,699
ISHARES TR                    S&PCITI1-3YRTB    464288 12 5       393     4,046 SH          SOLE                 772           3,274
ISHARES TR                    S&P SH NTL AMTFR  464288 15 8       988     9,300 SH          SOLE                               9,300
ISHARES TR                    JPMORGAN USD      464288 28 1       596     4,857 SH          SOLE                 689           4,168
ISHARES TR                    BARCLYS CR BD     464288 62 0       609     5,382 SH          SOLE               1,802           3,580
ISHARES TR                    BARCLYS INTER CR  464288 63 8       578     5,196 SH          SOLE               1,817           3,379
ISHARES TR                    BARCLYS 1-3YR CR  464288 64 6     1,233    11,693 SH          SOLE               3,193           8,500
ISHARES TR                    BARCLYS 3-7 YR    464288 66 1       321     2,603 SH          SOLE                 701           1,902
JOHNSON & JOHNSON             COM               478160 10 4       669     9,539 SH          SOLE               1,263           8,276
LOWES COS INC                 COM               548661 10 7       215     6,051 SH          SOLE               1,165           4,886
MICROSOFT CORP                COM               594918 10 4       507    18,972 SH          SOLE               6,245          12,727
NATIONAL HEALTHCARE CORP      COM               635906 10 0       164     3,498 SH          SOLE                               3,498
NEXTERA ENERGY INC            COM               65339F 10 1       246     3,549 SH          SOLE                               3,549
PEPSICO INC                   COM               713448 10 8       383     5,596 SH          SOLE                 549           5,047
PHILIP MORRIS INTL INC        COM               718172 10 9       283     3,383 SH          SOLE               2,260           1,123
POWERSHARES ETF TRUST         FINL PFD PTFL     73935X 22 9     6,200   339,168 SH          SOLE              61,317         277,851
POWERSHARES GLOBAL ETF TRUST  AGG PFD PORT      73936T 56 5       618    42,094 SH          SOLE                              42,094
POWERSHARES ETF TRUST II      SENIOR LN PORT    73936Q 76 9       508    20,349 SH          SOLE                 802          19,547
PROCTER & GAMBLE CO           COM               742718 10 9       502     7,397 SH          SOLE               1,481           5,915
PUTMAN HIGH INCOME SEC FUND   SHS BEN INT       746779 10 7       125    15,750 SH          SOLE              15,750
RYDEX ETF TRUST               GUG S&P500 PU GR  78355W 40 3     4,217    85,581 SH          SOLE              11,758          73,823
SCHLUMBERGER LTD              COM               806857 10 8       301     4,349 SH          SOLE               2,089           2,260
SOUTHERN CO                   COM               842587 10 7       322     7,528 SH          SOLE                               7,528
SPDR SERIES TRUST             NUVN BR SHT MUNI  78464A 42 5     1,079    44,400 SH          SOLE                              44,400
SPDR GOLD TRUST               GOLD SHS          78463V 10 7       281     1,737 SH          SOLE                 634           1,103
SPDR SERIES TRUST             S&P DIVID ETF     78464A 76 3       206     3,544 SH          SOLE               1,807           1,736
SPDR INDEX SHS FDS            S&P INTL ETF      78463X 77 2     1,009    20,982 SH          SOLE               2,366          18,616
SPECTRA ENERGY CORP           COM               847560 10 9       305    11,133 SH          SOLE               2,652           8,481
TARGET CORP                   COM               87612E 10 6       210     3,554 SH          SOLE                 436           3,118
UNITED TECHNOLOGIES CORP      COM               913017 10 9       281     3,422 SH          SOLE                 200           3,222
VANGUARD BD INDEX FD INC      INTERMED TERM     921937 81 9       256     2,902 SH          SOLE                               2,902
VANGUARD BD INDEX FD INC      SHORT TRM BOND    921937 82 7       496     6,129 SH          SOLE               1,149           4,980
VANGUARD BD INDEX FD INC      TOTAL BND MRKT    921937 83 5     6,946    82,661 SH          SOLE              12,697          69,964
VANGUARD INDEX FDS            VALUE ETF         922908 74 4     5,465    92,943 SH          SOLE              15,563          77,380
VERIZON COMMUNICATIONS INC    COM               92343V 10 4       492    11,381 SH          SOLE               1,421           9,960
WAL-MART STORES INC           COM               931142 10 3       203     2,972 SH          SOLE                 100           2,872
WISDOMTREE TRUST              EMG MKTS SMCAP    97717W 28 1     1,031    20,846 SH          SOLE               1,392          19,454
YAHOO INC                     COM               984332 10 6       209    10,511 SH          SOLE               2,486           8,025
                                                               65,703